MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

As of December 31, 2013 and 2012, all of the Company's marketable securities were classified as available-for-sale.

	December 31, 2013				December 31, 2012
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$3,580	$4	$--	$3,584	$2,534	$12	$--	$2,546
Corporate debentures - fixed interest rate	1,018	4	--	1,022	10,156	18	--	10,174
Corporate debentures - floating interest rate	4,835	21	--	4,856	1,512	3	--	1,515

	9,433	29	--	9,462	14,202	33	--	14,235
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	3,346	43	--	3,389	7,159	47	--	7,206
Corporate debentures - fixed interest rate	7,673	90	--	7,763	2,654	63	(5)	2,712
Corporate debentures - floating interest rate	29,255	65	(120)	29,200	8,820	132	--	8,952

	40,274	198	(120)	40,352	18,633	242	(5)	18,870

	$49,707	$227	$(120)	$49,814	$32,835	$275	$(5)	$33,105

All investments with unrealized loss as of December 31, 2013 are with continuous unrealized losses for less than 12 months.

The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment's amortized cost basis. Based on the above factors, the Company concluded that unrealized losses on all available-for-sale securities were not other-than-temporary and no credit loss was present for any of its investments. As such, the Company did not recognize any impairment charges on outstanding securities at the adoption date of the ASC or during the years ended December 31, 2013, 2012 and 2011.